Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Deferred income tax expense (benefit) in the statement of income	$ 103	$ 39	$ (35)
Deferred income tax (benefit) expense in stockholders' equity	(6)	14	(38)
Reclassifications	0	7	78
Change in deferred income tax during the period	$ 97	$ 60	$ 5